1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Vendor Concentration and Deposits (Details) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2015
Concentration Risk, Percentage		12.00%
Deposits Assets, Noncurrent	$ 221,330
Additional Deposit	$ 50,000
Supplier Concentration Risk | Cost of Goods, Product Line
Concentration Risk, Percentage	100.00%
Concentration Risk, Supplier	Prolieve catheter inventory from one supplier